GENERAL AND ADMINISTRATION COSTS (UNAUDITED) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
GENERAL AND ADMINISTRATION COSTS (UNAUDITED)
Bank charges					$ 4,184		$ 389
Salary and wages					$ 18,151
Oregon Energy LLC
GENERAL AND ADMINISTRATION COSTS (UNAUDITED)
Bank charges	$ 379	$ 284	$ 722	$ 526		$ 1,236		$ 615
Depreciation	3,279	3,278	6,559	6,557		13,007		13,007
Insurance expenses	3,111	4,299	6,008	8,598		15,887		15,457
Office expenses	405	377	1,654	1,122		2,811		2,950
Professional fees	817	(250)	1,020	(250)
Salary and wages	220	983	385	1,087		556		687
Total	$ 8,211	$ 8,971	$ 16,348	$ 17,640		$ 35,408		$ 38,969